S-K 1603(a) SPAC Sponsor - USD ($)	Jan. 23, 2026	Oct. 24, 2025
Spac Sponsor Line Items
SPAC Sponsor Name	United Acquisition SPAC LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Sponsor [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.009
United Acquisition SPAC LLC [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Independent Directors [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	100,000